Fees Summary	Feb. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,840,000.00
Previously Paid Amount	0.00
Total Fee Amount	530.30
Total Offset Amount	0.00
Net Fee	530.30
Narrative - Max Aggregate Offering Price	$ 3,840,000.00
Final Prospectus	true